Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value of Financial Instruments [Abstract]
Schedule of Fair Value Measurements

The following table summarizes the conclusions reached regarding fair value measurements as of March 31, 2026 and December 31, 2025:

	As of March 31, 2026				As of December 31, 2025
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Contingent sale consideration receivable	$—	$—	$1,463,518	$1,463,518	$—	$—	$1,463,518	$1,463,518
Liabilities:
Derivative financial instruments	—	—	40,196	40,196	—	—	23,846	23,846
Convertible notes payable to related party	—	—	6,413,357	6,413,357	—	—	4,256,099	4,256,099
	$—	$—	$6,453,553	$6,453,553	$—	$—	$4,279,945	$4,279,945

The following table summarizes the conclusions reached regarding fair value measurements as of December 31, 2025 and 2024:

	As of December 31, 2025				As of December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Contingent sale consideration receivable	$–	$–	$1,463,518	$1,463,518	$–	$–	$1,463,163	$1,463,163
Liabilities:
Derivative financial instruments	–	–	23,846	23,846	–	–	–	–
Convertible notes payable to related party	–	–	4,256,099	4,256,099	–	–	671,025	671,025
	$–	$–	$4,279,945	$4,279,945	$–	$–	$671,025	$671,025

Schedule of Gains (Losses) from the Change in Fair Value of Level 3 Financial Instruments	Gains (losses) from the change in fair value of Level 3 financial instruments during the three months ended March 31, 2026 and 2025 were as follows:
	Three Months Ended March 31,
	2026	2025

Change in fair value of debt	$(2,180,526)	$(49,186)
Change in fair value of derivative financial instruments	$32,169	$45,038

Total	$(2,148,357)	$(4,148)
Gains (losses) from the change in fair value of Level 3 financial instruments during the years ended December 31, 2025 and 2024were as follows:
	Year Ended December 31,
	2025	2024

Change in fair value of debt	$(618,208)	$84,109
Contingent acquisition consideration payable	–	2,189
Change in fair value of derivative financial instruments	$8,644	$–

Total	$(609,564)	$86,298